Financial Assets at Amortized Cost-Securities - Summary of Financial Assets at Amortized Cost - Securities (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients		R$ 33,848	R$ 27,469
Brazilian government securities [member]
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients		24,988	26,953
Classification of Debt Securities from Fair Value Through Profit or Loss to amortized cost	R$ 3,707
Classification of Debt Securities from Fair Value Through Other Comprehensive Income to amortized cost	8,678
Debt securities at fair value	11,880
Reclassification adjustment of debt securities at fair value	R$ (282)
Government securities - abroad [member]
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients			479
Corporate securities [member]
Disclosure of Financial Assets [Line Items]
Securities Pledged as Collateral of Funding Transactions of Financial Institutions and Clients		R$ 8,860	R$ 37